GOLDMAN SACHS TRUST

Goldman Sachs Short Duration and Government Fixed Income Funds

Class A, Class B, Class C, Class R, Class IR, Institutional,
Service and Administration Shares (as applicable) of the

Goldman Sachs Enhanced Income Fund (“Enhanced Income Fund”)
Goldman Sachs Ultra-Short Duration Government Fund
(“Ultra-Short Duration Government Fund”)
Goldman Sachs Short Duration Government Fund
(“Short Duration Government Fund”)
Goldman Sachs Inflation Protected Securities Fund
(“Inflation Protected Securities Fund”)
Goldman Sachs Government Income Fund (“Government Income Fund”)
(collectively, the “Funds”)

Supplement dated March 31, 2009 to the
Prospectuses dated July 29, 2008 (the “Prospectuses”)

The following replaces the “Fixed Income Portfolio Management Team” section in its entirety in the “Service Providers-Fund Managers-Fixed Income Portfolio Management Team” section of each of the Prospectuses for the Class A, Class B, Class C and Institutional Shares for the Funds:

Fixed Income Portfolio Management Team

■	The investment process revolves around four groups: the Investment Strategy Group, the Top-down Strategy Team, the Bottom-up Strategy Team and the Portfolio Teams.
■	These teams strive to maximize risk-adjusted returns by de-emphasizing interest rate anticipation and focusing on security selection and sector allocation.
■	The team manages approximately $218.8 billion in municipal and taxable fixed-income assets for retail, institutional and high net worth clients.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Jonathan Beinner Managing Director and Co-Head GSAM Fixed Income	Senior Portfolio Manager— Fixed Income Group	Since 2000	Mr. Beinner joined the Investment Adviser in 1990 and became a portfolio manager in 1992. He became Co-Head of GSAM Fixed Income in 2002.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Tom Kenny Managing Director and Co-Head GSAM Fixed Income	Senior Portfolio Manager— Fixed Income Group	Since 2000	Mr. Kenny joined the Investment Adviser in 1999 as a senior portfolio manager. Previously, he spent 13 years at Franklin Templeton where he was a portfolio manager of high yield municipal and municipal funds, Director of Municipal Research and Director of the Municipal Bond Department. He became Co-Head of GSAM Fixed Income in 2002.

James B. Clark Managing Director, Co-Head U.S. Fixed Income	Senior Portfolio Manager— Enhanced Income Ultra-Short Duration Government Short Duration Government Inflation Protected Securities Government Income	Since 2000 1994 1994 2007 1994	Mr. Clark joined the Investment Adviser in 1994 as a portfolio manager after working as an investment manager in the mortgage-backed securities group at Travelers Insurance Company.

Michael Swell Managing Director, Co-Head U.S. Fixed Income	Senior Portfolio Manager— Enhanced Income Ultra-Short Duration Government Short Duration Government Inflation Protected Securities Government Income	Since 2009 2009 2009 2009 2009	Mr. Swell joined GSAM in 2007 as a Managing Director and the Head of Structured Products. From 2005 to 2007, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division. From 1992 to 2004, Mr. Swell worked at Freddie Mac. In 2004, he was the Vice President in charge of Freddie Mac’s Securities Sales and Trading Group, Freddie Mac’s in-house mortgage-backed securities broker dealer.

James McCarthy Managing Director, Co-Head Global Liquidity Management	Portfolio Manager— Enhanced Income Ultra-Short Duration Government Short Duration Government Inflation Protected Securities Fund Government Income	Since 2000 1995 1995 1995	Mr. McCarthy joined the Investment Adviser in 1995 after working for Nomura Securities as a mortgage backed securities trader.

Thomas D. Teles Managing Director	Portfolio Manager— Enhanced Income Ultra-Short Duration Government Short Duration Government	Since 2000 2000 2000	Mr. Teles joined the Investment Adviser in 2000. Prior to his current position, he worked for three years as a mortgage trader and in the research department for Goldman Sachs.

James Cielinski Managing Director	Senior Portfolio Manager— Enhanced Income	Since 2003	Mr. Cielinski joined the Investment Adviser in 1998 as a portfolio manager. Prior to his current position, he spent five years at Utah Retirement Systems, where he managed the fixed income group.

Mark Van Wyk Vice President	Portfolio Manager— Enhanced Income Ultra-Short Duration Government Short Duration Government Inflation Protected Securities Government Income	Since 2000 1994 1994 2007 1994	Mr. Van Wyk joined the Investment Adviser in 1994 and specializes in U.S. government and financial derivatives. He worked with an options trading firm prior to joining the Investment Adviser.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Peter D. Dion Vice President	Portfolio Manager— Enhanced Income Ultra-Short Duration Government Short Duration Government Government Income	Since 2000 1995 1995 1995	Mr. Dion joined the Investment Adviser in 1992. From 1994 to 1995 he was an associate portfolio manager. He became a portfolio manager in 1995.

Nicholas Griffiths Executive Director	Senior Portfolio Manager— Inflation Protected Securities	Since 2007	Mr. Griffiths joined the Investment Adviser in 1999 and is a portfolio manager working with both the short duration and UK Fixed Income teams. In addition, he is a member of the Country Team whose responsibilities include researching and creating cross-country ideas for all portfolios.

Jonathan Beinner serves as the Chief Investment Officer for GSAM Fixed Income. Alongside Tom Kenny, he Co-Heads GSAM Fixed Income and is responsible for high-level decisions pertaining to portfolios across multiple strategies. GSAM Fixed Income is organized into a series of specialist teams which focus on generating and implementing investment ideas within their area of expertise. Both top-down and bottom-up decisions are made by these small strategy teams, rather than by one portfolio manager or committee. Ultimate accountability for the portfolio resides with the lead portfolio managers, who set the long-term risk budget and oversee the portfolio construction process.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

The following replaces the “Fixed Income Portfolio Management Team” section in its entirety in the “Service Providers-Fund Managers-Fixed Income Portfolio Management Team” section of the Prospectus for the Class R and Class IR Shares for the Ultra-Short Duration Government, Short Duration Government, Inflation Protected Securities and Government Income Funds:

Fixed Income Portfolio Management Team

■	The investment process revolves around four groups: the Investment Strategy Group, the Top-down Strategy Team, the Bottom-up Strategy Team and the Portfolio Teams.
■	These teams strive to maximize risk-adjusted returns by de-emphasizing interest rate anticipation and focusing on security selection and sector allocation.

■	The team manages approximately $218.8 billion in municipal and taxable fixed-income assets for retail, institutional and high net worth clients.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Jonathan Beinner Managing Director and Co-Head GSAM Fixed Income	Senior Portfolio Manager— Fixed Income Group	Since 2000	Mr. Beinner joined the Investment Adviser in 1990 and became a portfolio manager in 1992. He became Co-Head of GSAM Fixed Income in 2002.

Tom Kenny Managing Director and Co-Head GSAM Fixed Income	Senior Portfolio Manager— Fixed Income Group	Since 2000	Mr. Kenny joined the Investment Adviser in 1999 as a senior portfolio manager. Previously, he spent 13 years at Franklin Templeton where he was a portfolio manager of high yield municipal and municipal funds, Director of Municipal Research and Director of the Municipal Bond Department. He became Co-Head of GSAM Fixed Income in 2002.

James B. Clark Managing Director, Co-Head U.S. Fixed Income	Senior Portfolio Manager— Ultra-Short Duration Government Short Duration Government Inflation Protected Securities Government Income	Since 1994 1994 2007 1994	Mr. Clark joined the Investment Adviser in 1994 as a portfolio manager after working as an investment manager in the mortgage-backed securities group at Travelers Insurance Company.

Michael Swell Managing Director, Co-Head U.S. Fixed Income	Senior Portfolio Manager— Ultra-Short Duration Government Short Duration Government Inflation Protected Securities Government Income	Since 2009 2009 2009 2009	Mr. Swell joined GSAM in 2007 as a Managing Director and the Head of Structured Products. From 2005 to 2007, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division. From 1992 to 2004, Mr. Swell worked at Freddie Mac. In 2004, he was the Vice President in charge of Freddie Mac’s Securities Sales and Trading Group, Freddie Mac’s in-house mortgage-backed securities broker dealer.

James McCarthy Managing Director, Co-Head Global Liquidity Management	Portfolio Manager— Ultra-Short Duration Government Short Duration Government Inflation Protected Securities Fund Government Income	Since 1995 1995 1995	Mr. McCarthy joined the Investment Adviser in 1995 after working for Nomura Securities as a mortgage backed securities trader.

Thomas D. Teles Managing Director	Portfolio Manager— Ultra-Short Duration Government Short Duration Government	Since 2000 2000	Mr. Teles joined the Investment Adviser in 2000. Prior to his current position, he worked for three years as a mortgage trader and in the research department for Goldman Sachs.

Mark Van Wyk Vice President	Portfolio Manager— Ultra-Short Duration Government Short Duration Government Inflation Protected Securities Government Income	Since 1994 1994 2007 1994	Mr. Van Wyk joined the Investment Adviser in 1994 and specializes in U.S. government and financial derivatives. He worked with an options trading firm prior to joining the Investment Adviser.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Peter D. Dion Vice President	Portfolio Manager— Ultra-Short Duration Government Short Duration Government Government Income	Since 1995 1995 1995	Mr. Dion joined the Investment Adviser in 1992. From 1994 to 1995 he was an associate portfolio manager. He became a portfolio manager in 1995.

Nicholas Griffiths Executive Director	Senior Portfolio Manager—Inflation Protected Securities	Since 2007	Mr. Griffiths joined the Investment Adviser in 1999 and is a portfolio manager working with both the short duration and UK Fixed Income teams. In addition, he is a member of the Country Team whose responsibilities include researching and creating cross-country ideas for all portfolios.

Jonathan Beinner serves as the Chief Investment Officer for GSAM Fixed Income. Alongside Tom Kenny, he Co-Heads GSAM Fixed Income and is responsible for high-level decisions pertaining to portfolios across multiple strategies. GSAM Fixed Income is organized into a series of specialist teams which focus on generating and implementing investment ideas within their area of expertise. Both top-down and bottom-up decisions are made by these small strategy teams, rather than by one portfolio manager or committee. Ultimate accountability for the portfolio resides with the lead portfolio managers, who set the long-term risk budget and oversee the portfolio construction process.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

The following replaces the “Fixed Income Portfolio Management Team” section in its entirety in the “Service Providers-Fund Managers-Fixed Income Portfolio Management Team” section of the Prospectus for the Service Shares for the Ultra-Short Duration Government, Short Duration Government and Government Income Funds:

Fixed Income Portfolio Management Team

■	The investment process revolves around four groups: the Investment Strategy Group, the Top-down Strategy Team, the Bottom-up Strategy Team and the Portfolio Teams.
■	These teams strive to maximize risk-adjusted returns by de-emphasizing interest rate anticipation and focusing on security selection and sector allocation.
■	The team manages approximately $218.8 billion in municipal and taxable fixed-income assets for retail, institutional and high net worth clients.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Jonathan Beinner Managing Director and Co-Head GSAM Fixed Income	Senior Portfolio Manager— Fixed Income Group	Since 2000	Mr. Beinner joined the Investment Adviser in 1990 and became a portfolio manager in 1992. He became Co-Head of GSAM Fixed Income in 2002.

Tom Kenny Managing Director and Co-Head GSAM Fixed Income	Senior Portfolio Manager— Fixed Income Group	Since 2000	Mr. Kenny joined the Investment Adviser in 1999 as a senior portfolio manager. Previously, he spent 13 years at Franklin Templeton where he was a portfolio manager of high yield municipal and municipal funds, Director of Municipal Research and Director of the Municipal Bond Department. He became Co-Head of GSAM Fixed Income in 2002.

James B. Clark Managing Director, Co-Head U.S. Fixed Income	Senior Portfolio Manager— Ultra-Short Duration Government Short Duration Government Government Income	Since 1994 1994 1994	Mr. Clark joined the Investment Adviser in 1994 as a portfolio manager after working as an investment manager in the mortgage-backed securities group at Travelers Insurance Company.

Michael Swell Managing Director, Co-Head U.S. Fixed Income	Senior Portfolio Manager— Ultra-Short Duration Government Short Duration Government Government Income	Since 2009 2009 2009	Mr. Swell joined GSAM in 2007 as a Managing Director and the Head of Structured Products. From 2005 to 2007, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division. From 1992 to 2004, Mr. Swell worked at Freddie Mac. In 2004, he was the Vice President in charge of Freddie Mac’s Securities Sales and Trading Group, Freddie Mac’s in-house mortgage-backed securities broker dealer.

James McCarthy Managing Director, Co-Head Global Liquidity Management	Portfolio Manager— Ultra-Short Duration Government Short Duration Government Government Income	Since 1995 1995 1995	Mr. McCarthy joined the Investment Adviser in 1995 after working for Nomura Securities as a mortgage backed securities trader.

Thomas D. Teles Managing Director	Portfolio Manager— Ultra-Short Duration Government Short Duration Government	Since 2000 2000	Mr. Teles joined the Investment Adviser in 2000. Prior to his current position, he worked for three years as a mortgage trader and in the research department for Goldman Sachs.

Mark Van Wyk Vice President	Portfolio Manager— Ultra-Short Duration Government Short Duration Government Government Income	Since 1994 1994 1994	Mr. Van Wyk joined the Investment Adviser in 1994 and specializes in U.S. government and financial derivatives. He worked with an options trading firm prior to joining the Investment Adviser.

Peter D. Dion Vice President	Portfolio Manager— Ultra-Short Duration Government Short Duration Government Government Income	Since 1995 1995 1995	Mr. Dion joined the Investment Adviser in 1992. From 1994 to 1995 he was an associate portfolio manager. He became a portfolio manager in 1995.

Jonathan Beinner serves as the Chief Investment Officer for GSAM Fixed Income. Alongside Tom Kenny, he Co-Heads GSAM Fixed Income and is responsible for high-level decisions pertaining to portfolios across multiple strategies. GSAM Fixed Income is organized into a series of specialist teams which focus on generating and implementing investment ideas within their area of expertise. Both top-down and bottom-up decisions are made by these small strategy teams, rather than by one portfolio manager or committee. Ultimate accountability for the portfolio resides with the lead portfolio managers, who set the long-term risk budget and oversee the portfolio construction process.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

The following replaces the “Fixed Income Portfolio Management Team” section in its entirety in the “Service Providers-Fund Managers-Fixed Income Portfolio Management Team” section of the Prospectus for the Administration Shares for the Enhanced Income Fund:

Fixed Income Portfolio Management Team

■	The investment process revolves around four groups: the Investment Strategy Group, the Top-down Strategy Team, the Bottom-up Strategy Team and the Portfolio Teams.
■	These teams strive to maximize risk-adjusted returns by de-emphasizing interest rate anticipation and focusing on security selection and sector allocation.
■	The team manages approximately $218.8 billion in municipal and taxable fixed-income assets for retail, institutional and high net worth clients.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Jonathan Beinner Managing Director and Co-Head GSAM Fixed Income	Senior Portfolio Manager— Fixed Income Group	Since 2000	Mr. Beinner joined the Investment Adviser in 1990 and became a portfolio manager in 1992. He became Co-Head of GSAM Fixed Income in 2002.

Tom Kenny Managing Director and Co-Head GSAM Fixed Income	Senior Portfolio Manager— Fixed Income Group	Since 2000	Mr. Kenny joined the Investment Adviser in 1999 as a senior portfolio manager. Previously, he spent 13 years at Franklin Templeton where he was a portfolio manager of high yield municipal and municipal funds, Director of Municipal Research and Director of the Municipal Bond Department. He became Co-Head of GSAM Fixed Income in 2002.

James B. Clark Managing Director, Co-Head U.S. Fixed Income Team	Senior Portfolio Manager— Enhanced Income	Since 2000	Mr. Clark joined the Investment Adviser in 1994 as a portfolio manager after working as an investment manager in the mortgage-backed securities group at Travelers Insurance Company.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Michael Swell Managing Director, Co-Head U.S. Fixed Income Team	Senior Portfolio Manager— Enhanced Income	Since 2009	Mr. Swell joined GSAM in 2007 as a Managing Director and the Head of Structured Products. From 2005 to 2007, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division. From 1992 to 2004, Mr. Swell worked at Freddie Mac. In 2004, he was the Vice President in charge of Freddie Mac’s Securities Sales and Trading Group, Freddie Mac’s in-house mortgage-backed securities’ broker dealer.

James McCarthy Managing Director, Co-Head Global Liquidity Management	Portfolio Manager— Enhanced Income	Since 2000	Mr. McCarthy joined the Investment Adviser in 1995 after working for Nomura Securities as a mortgage backed securities trader.

Thomas D. Teles Managing Director	Portfolio Manager— Enhanced Income	Since 2000	Mr. Teles joined the Investment Adviser in 2000. Prior to his current position, he worked for three years as a mortgage trader and in the research department for Goldman Sachs.

James Cielinski Managing Director	Senior Portfolio Manager— Enhanced Income	Since 2003	Mr. Cielinski joined the Investment Adviser in 1998 as a portfolio manager. Prior to his current position, he spent five years at Utah Retirement Systems, where he managed the fixed income group.

Mark Van Wyk Vice President	Portfolio Manager— Enhanced Income	Since 2000	Mr. Van Wyk joined the Investment Adviser in 1994 and specializes in U.S. government and financial derivatives. He worked with an options trading firm prior to joining the Investment Adviser.

Peter D. Dion Vice President	Portfolio Manager— Enhanced Income	Since 2000	Mr. Dion joined the Investment Adviser in 1992. From 1994 to 1995 he was an associate portfolio manager. He became a portfolio manager in 1995.

Jonathan Beinner serves as the Chief Investment Officer for GSAM Fixed Income. Alongside Tom Kenny, he Co-Heads GSAM Fixed Income and is responsible for high-level decisions pertaining to portfolios across multiple strategies. GSAM Fixed Income is organized into a series of specialist teams which focus on generating and implementing investment ideas within their area of expertise. Both top-down and bottom-up decisions are made by these small strategy teams, rather than by one portfolio manager or committee. Ultimate accountability for the portfolio resides with the lead portfolio managers, who set the long-term risk budget and oversee the portfolio construction process.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, see the SAI.

This Supplement should be retained with your Prospectus for future reference.

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